Common shares- Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 22, 2022 shares	Dec. 31, 2023 USD ($) shares	Feb. 22, 2022 shares	Dec. 31, 2023 USD ($) rig $ / shares shares	Nov. 27, 2023 USD ($)	Aug. 14, 2023 USD ($)
Equity, Class of Treasury Stock [Line Items]
Cancellation of predecessor equity (in shares)	100,384,435		100,384,435
Stock repurchased and retired during period, shares				5,817,579
Stock repurchase program, authorized amount | $		$ 500		$ 500
Stock repurchased (in shares)		343,619
Number of votes per common share | rig				1
2023 first tranche
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired during period, shares				5,817,579
Stock repurchase program, authorized amount | $						$ 250
Shares acquired, average cost (USD per share) | $ / shares				$ 42.97
2023 second tranche
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount | $					$ 250
Shares acquired, average cost (USD per share) | $ / shares				$ 45.68